Certain risks and concentration (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Certain risks and concentration [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Minimum
Certain risks and concentration [Line Items]
Term of contractual agreements	10 years
Maximum
Certain risks and concentration [Line Items]
Term of contractual agreements	30 years
Guangzhou Huaduo [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Guangzhou Huaduo [Member] | Guangzhou Huanju Shidai and Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Service fees	¥ 1,843,097	¥ 744,339	¥ 279,828
Beijing Tuda and Guangzhou Huaduo [Member]
Certain risks and concentration [Line Items]
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%